BOARD OF DIRECTORS - Non-Executive members of the Board of Directors and / or of former members of the Supervisory Board of Directors (Details) - Non-Executive Director - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Director Renumeration [Line Items]
Cash	$ 533	$ 431	$ 399
Share-Based Payment	235	244	234
Total	768	675	633
Dr. Richard Peters
Director Renumeration [Line Items]
Cash	111	26	0
Share-Based Payment	43	20	0
Total	154	46	0
Mr. Paul Sekhri
Director Renumeration [Line Items]
Cash	0	55	72
Share-Based Payment	0	32	42
Total	0	87	114
Ms. Deborah Jorn
Director Renumeration [Line Items]
Cash	64	55	55
Share-Based Payment	32	32	32
Total	96	87	87
Ms. Barbara Yanni
Director Renumeration [Line Items]
Cash	77	62	53
Share-Based Payment	32	32	32
Total	109	94	85
Dr. Mark Pykett
Director Renumeration [Line Items]
Cash	63	55	50
Share-Based Payment	32	32	32
Total	95	87	82
Ms. Jabine van der Meijs
Director Renumeration [Line Items]
Cash	77	62	57
Share-Based Payment	32	32	32
Total	109	94	89
Mr. Leonard Kruimer
Director Renumeration [Line Items]
Cash	72	58	57
Share-Based Payment	32	32	32
Total	104	90	89
Mr. Steven Baert
Director Renumeration [Line Items]
Cash	69	58	55
Share-Based Payment	32	32	32
Total	$ 101	$ 90	$ 87